Separation	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
Separation

18. SEPARATION

On July 26, 2016, the Company entered into definitive agreements with GetGo, Inc., its wholly-owned subsidiary, and LogMeIn, Inc., with respect to a Reverse Morris Trust transaction. Subject to the terms and conditions of those agreements, the Company transferred its GoTo Business to GetGo, and after the close of business on January 31, 2017, the Company distributed approximately 26.9 million shares of GetGo common stock to the Company’s stockholders of record as of the close of business on January 20, 2017. Immediately following the Distribution, Lithium Merger Sub, Inc., a wholly-owned subsidiary of LogMeIn, merged with and into GetGo, with GetGo as the surviving corporation. In connection with the Merger, GetGo became a wholly-owned subsidiary of LogMeIn, and each share of GetGo common stock was converted into the right to receive one share of LogMeIn common stock. As a result of these transactions, the Company’s stockholders received approximately 26.9 million shares of LogMeIn common stock in the aggregate, or 0.171844291 of a share of LogMeIn common stock for each share of the Company’s common stock held of record by such stockholders on the Record Date. No fractional shares of LogMeIn were issued, and the Company’s stockholders instead received cash in lieu of any fractional shares.

The conversion period for the Convertible Notes that commenced on October 10, 2016 in connection with the Distribution terminated as of the close of business on January 31, 2017. As a result, the Convertible Notes were reclassified to Other liabilities from Current liabilities and the amount previously recorded as Temporary equity was reclassified to permanent equity as of January 31, 2017. The Distribution also resulted in an adjustment to the conversion rate for the Convertible Notes under the terms of the Indenture. As a result of this adjustment, the conversion rate for the Convertible Notes in effect as of the opening of business on February 1, 2017 is 13.9061 shares of the Company’s common stock per $1,000 principal amount of Convertible Notes, which corresponds to a conversion price of approximately $71.91 per share of common stock. Corresponding adjustments were made to the conversion rates for the Convertible Note Hedge and Warrant Transactions as of the opening of business on February 1, 2017.

In connection with the Distribution, the Company made certain adjustments to outstanding restricted stock unit and stock option awards with the intention of preserving the intrinsic value of the awards prior to the Distribution. There was no change to the vesting terms of these awards. As a result of these adjustments, the Company currently expects to incur incremental expense in the first quarter of 2017.

As a result of the separation of the GoTo Business, the Company has evaluated its existing tax attributes to reflect the continuing operations of the Company. The Company expects to record a $45.2 million charge to income tax expense in the first quarter of 2017 as a result of changes in its expectations of realizability of state R&D credits due directly to the separation of the GoTo Business. The Company will have less income subject to taxation in California, and therefore, the R&D credits will not be able to be utilized.

The Company has incurred incremental costs in connection with the separation of the GoTo Business. These costs relate primarily to third-party advisory and consulting services, retention payments to certain employees, incremental stock-based compensation and other costs directly related to the separation of the GoTo Business. Costs related to employee retention or stock-based compensation are classified on a basis consistent with their regular compensation charges and included within Cost of net revenues, Research and development, Sales, marketing and services, or General and administrative expense in the consolidated statements of income as applicable. Costs other than those related to employees are included within Separation expense in the consolidated statements of income. During the years ended December 31, 2016 and December 31, 2015, the Company incurred approximately $2.5 million and $0.2 million related to separation costs, respectively. As a result of the separation, the results of the GoTo Business are accounted for as discontinued operations for all periods presented. For additional information on discontinued operations, see Note 21.